Fidelity Freedom Funds® -

Income, 2000, 2010, 2020,

2030, 2040

Annual Report

March 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The manager's review of the funds' performance, strategy and outlook.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Developments in Iraq significantly influenced the financial markets in the first quarter of 2003. War concerns pressured stocks in January and February. Then, after the coalition's opening salvo, stocks rose on hopes for a quick end to the hostilities. However, they soon dropped again as investors feared the battle could be more protracted than expected. Meanwhile, investment-grade bonds posted steady, if unspectacular, returns, and high-yield bonds jumped sharply higher.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity® Freedom Income	-0.23%	24.47%	45.83%
Fidelity Freedom Income Composite	-0.04%	22.83%	45.84%
Wilshire 5000®	-24.03%	-18.07%	27.31%
LB Aggregate Bond	11.69%	43.64%	62.78%
LB 3 Month T-Bill	1.66%	23.50%	33.44%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000® Total Market Index, the Lehman Brothers® Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom Income	-0.23%	4.47%	6.02%
Fidelity Freedom Income Composite	-0.04%	4.20%	6.02%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom Income Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index and the Fidelity Freedom Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2000	-1.81%	23.71%	55.66%
Fidelity Freedom 2000 Composite	-1.50%	20.45%	54.48%
Wilshire 5000	-24.03%	-18.07%	27.31%
LB Aggregate Bond	11.69%	43.64%	62.78%
LB 3 Month T-Bill	1.66%	23.50%	33.44%
ML U.S. High Yield Master II	3.33%	6.79%	28.49%
MSCI® EAFE®	-23.04%	-30.17%	-17.29%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch U.S. High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2000	-1.81%	4.35%	7.10%
Fidelity Freedom 2000 Composite	-1.50%	3.79%	6.97%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2000 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index and the Fidelity Freedom 2000 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2010	-7.17%	15.86%	56.08%
Fidelity Freedom 2010 Composite	-7.11%	10.14%	51.68%
Wilshire 5000	-24.03%	-18.07%	27.31%
LB Aggregate Bond	11.69%	43.64%	62.78%
LB 3 Month T-Bill	1.66%	23.50%	33.44%
ML U.S. High Yield Master II	3.33%	6.79%	28.49%
MSCI EAFE	-23.04%	-30.17%	-17.29%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch U.S. High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2010	-7.17%	2.99%	7.14%
Fidelity Freedom 2010 Composite	-7.11%	1.95%	6.67%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2010 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index and the Fidelity Freedom 2010 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2020	-14.96%	2.84%	43.37%
Fidelity Freedom 2020 Composite	-14.74%	-4.49%	36.45%
Wilshire 5000	-24.03%	-18.07%	27.31%
LB Aggregate Bond	11.69%	43.64%	62.78%
ML U.S. High Yield Master II	3.33%	6.79%	28.49%
MSCI EAFE	-23.04%	-30.17%	-17.29%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch U.S. High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2020	-14.96%	0.56%	5.74%
Fidelity Freedom 2020 Composite	-14.74%	-0.92%	4.93%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2020 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the Fidelity Freedom 2020 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2030	-19.05%	-4.72%	33.73%
Fidelity Freedom 2030 Composite	-18.84%	-12.40%	25.66%
Wilshire 5000	-24.03%	-18.07%	27.31%
LB Aggregate Bond	11.69%	43.64%	62.78%
ML U.S. High Yield Master II	3.33%	6.79%	28.49%
MSCI EAFE	-23.04%	-30.17%	-17.29%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch U.S. High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2030	-19.05%	-0.96%	4.61%
Fidelity Freedom 2030 Composite	-18.84%	-2.61%	3.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2030 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the Fidelity Freedom 2030 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended March 31, 2003	Past 1 year	Life of fund
Fidelity Freedom 2040	-21.79%	-40.24%
Fidelity Freedom 2040 Composite	-21.33%	-37.34%
Wilshire 5000	-24.03%	-40.63%
ML U.S. High Yield Master II	3.33%	3.01%
MSCI EAFE	-23.04%	-43.41%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on September 6, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2040 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and the Merrill Lynch U.S. High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2003	Past 1 year	Life of fund
Fidelity Freedom 2040	-21.79%	-18.19%
Fidelity Freedom 2040 Composite	-21.33%	-16.67%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2040 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the Fidelity Freedom 2040 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Most U.S. stocks faced considerable pressure during the 12 months ending March 31, 2003. Among the issues weighing on the market were slow and uneven domestic economic growth, widespread corporate earnings weakness, rising energy prices, corporate accounting scandals and other executive misconduct, escalating concerns about military conflicts in Iraq and Afghanistan, and fears of terrorism amid a new era of national security. These developments raised investors' concerns about the stock market, and several major indexes declined sharply. The Standard & Poor's 500SM Index, a benchmark of 500 larger companies, was down 24.76%. The Dow Jones Industrial AverageSM fell 21.41%. The tech-heavy NASDAQ Composite® Index dropped 26.99%, and the Russell 2000® Index, a benchmark of smaller companies, declined 26.96%. Bond investors, on the other hand, continued to enjoy favorable results. The Lehman Brothers® Aggregate Bond Index, a broad measure of the U.S. taxable bond market, returned 11.69%. Several investment-grade bond categories had double-digit returns, with higher-quality Treasury and corporate securities among the leaders. The Lehman Brothers Treasury Index rose 13.88%, while the Lehman Brothers Credit Bond Index increased 13.49%. Meanwhile, the Lehman Brothers U.S. Agency Bond and Mortgage-Backed Securities indexes gained 12.59% and 8.67%, respectively.

(Portfolio Manager photograph)
An interview with Ren Cheng, Portfolio Manager of Fidelity Freedom Funds

Q. How did the Funds perform, Ren?

A. For the 12 months ending March 31, 2003, the Income, 2000 and 2010 portfolios were down 0.23%, 1.81% and 7.17%, respectively. The 2020, 2030 and 2040 portfolios fell 14.96%, 19.05% and 21.79%, respectively. Each Freedom Fund compares its performance to a different composite benchmark comprising various indexes and reflecting the fund's target allocation mix. During the past year, the composite benchmarks for the Income, 2000 and 2010 portfolios were down 0.04%, 1.50% and 7.11%, respectively. The composite benchmarks for the 2020, 2030 and 2040 portfolios fell 14.74%, 18.84% and 21.33%, respectively.

Q. What shaped the Freedom Funds' performance during the past year?

A. It was an extremely volatile period for the equity market, and I'd characterize it as one of the darkest in history. Fortunately, the Freedom Funds, which are designed to control risk, held up as I'd hoped they would under these conditions. The goal of the Freedom Funds is not to eliminate risk entirely, but to control it to a level that the average investor can bear without sacrificing all the total return potential historically attributed to equity investing. The portfolios' performance varied according to their asset allocations. The more-aggressive portfolios - those with a higher percentage of equities earmarked for shareholders with a longer-term investment horizon - underperformed those with less exposure to equities. It's always disappointing to have negative returns, but I believe the Funds' performance could have been far worse if shareholders had not been diversified in a variety of asset classes. For example, Freedom's most aggressive portfolio - 2040 - handily outperformed the Wilshire 5000 Index's return of -24.03%, primarily because of the portfolio's investments in strong-performing high-yield bond funds.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the Freedom Funds marginally underperform their benchmarks?

A. The primary reason was the disappointing performance of a few underlying international funds that lagged the return of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE). As for Freedom Income Fund, it lagged its benchmark primarily because its domestic equity holdings slightly underperformed the Wilshire 5000 Index, a proxy for the entire U.S. equity market.

Q. High-yield bonds had been a drag on the Funds' returns a year ago. What caused the turnaround?

A. During the past year, the managers of the portfolios' two underlying high-yield funds - Fidelity Capital & Income and Fidelity High Income - successfully realigned their portfolios, eliminating their exposure to some underperforming telecommunications bonds that suffered from the industry's overcapacity, high debt levels and heavy competition. At the same time, many telecommunications bonds rebounded from trough - or low - levels, and the portfolio managers were rewarded for being patient with those bonds they continued to hold. As a result, the Freedom Funds' aggregate high-yield holdings had positive returns and handily outperformed the Merrill Lynch US High Yield Master II Index.

Q. That's quite a short-term shift in performance . . .

A. It is, and I think it speaks to the merits of owning a properly diversified portfolio. During the past year, the relatively strong returns of high-yield and investment-grade bonds helped offset weaknesses in domestic and international equities. Timing the sweet spot of the market's performance is a game of musical chairs, and often causes more harm than good for the average investor, particularly those who are saving for retirement. On the other hand, sticking to a disciplined strategy - one driven by a structured approach instead of an emotional one - can be a more effective way for shareholders to meet their long-term goals.

Q. Which underlying equity funds performed well? Which didn't?

A. Fidelity Growth & Income and Fidelity Disciplined Equity, which were down 20.59% and 20.83%, respectively, both outperformed the -24.03% loss of the Wilshire 5000 Index. Laggards in the domestic equity category included Fidelity Mid-Cap Stock and Fidelity Growth Company, which fell 28.92% and 28.84%, respectively. Among the underlying international equity portfolios, Fidelity Diversified International outperformed the -23.04% decline in the MSCI EAFE index, while a 29.06% drop in Fidelity Overseas made it the biggest detractor.

Annual Report

Q. What's your take on the markets for the remainder of 2003?

A. It's impossible to know what might happen, so I'm not going to speculate. What I do know is that the equity market's volatility is as extreme as it's ever been. Trading, in many respects, became a national sport during the past five years or so, and consequently pushed market volatility to levels consistently higher than ever before. To survive in this type of investing environment, I believe it's best to maintain a diversified portfolio. We'll gradually reallocate each Freedom Fund's target investment mix during the coming months. The table below illustrates the target mix we'd like to achieve for each fund by the next time we address our shareholders on September 30, 2003.

	Income	2000	2010	2020	2030	2040
Domestic Equity Funds	20.0%	20.4%	40.2%	60.1%	70.0%	75.0%
International Equity Funds	-	0.4%	5.0%	10.0%	12.5%	15.0%
Inv. Grade Fixed-Income Funds	40.0%	42.0%	40.0%	22.4%	10.0%	-
High Yield Fixed-Income Funds	-	0.5%	5.0%	7.5%	7.5%	10.0%
Money Market Funds	40.0%	36.7%	9.8%	-	-	-

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Reflecting the changes to the target investment mixes described above, each Fund's composite benchmark will change its allocation, as necessary, as of July 1, 2003. The table below illustrates these changes.

Composite Benchmarks

	Income	2000	2010	2020	2030	2040
Wilshire 5000	20.0%	21.7%	39.8%	59.5%	69.5%	74.8%
MSCI EAFE	0.0%	0.6%	4.8%	9.5%	12.0%	14.4%
LB Aggregate Bond	40.0%	42.3%	40.4%	22.8%	10.1%	0.0%
ML High Yield Master II	0.0%	1.0%	5.7%	8.2%	8.4%	10.8%
LB 3 Month T-Bill	40.0%	34.4%	9.3%	0.0%	0.0%	0.0%

Annual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: The Income Fund seeks high current income and, as a secondary objective, capital appreciation. The 2000, 2010, 2020, 2030 and 2040 Funds each seek high total return by investing according to an asset allocation strategy that becomes increasingly conservative over time. Each fund seeks to achieve its goal by investing in a combination of underlying Fidelity equity, fixed-income and money market funds.

Start date: Income, 2000, 2010, 2020, 2030, October 17, 1996; 2040, September 6, 2000

Fund numbers: Income (369); 2000 (370); 2010 (371); 2020 (372); 2030 (373); 2040 (718)

Trading symbols: FFFAX; FFFBX; FFFCX; FFFDX; FFFEX; FFFFX

Size: as of March 31, 2003, more than $1.2 billion (Income); $1.2 billion (2000); $4.6 billion (2010); $4.0 billion (2020); $2.3 billion (2030); $482 million (2040)

Manager: Ren Cheng, since inception; manager, various structured investments for Fidelity Management Trust Company; joined Fidelity in 1994

3

Ren Cheng on a benefit of owning Freedom Funds:

"A common investing tenet is that corporate earnings drive stock prices. Over the long term, that is generally true. However, good business fundamentals alone are no guarantee of short-term stock appreciation. Stock performance may reflect fundamentals to a point in the short term, but typically short-term stock movements are affected by both fundamentals and short-term market psychology (emotion), which may or may not be rational. For example, Company XYZ's quarterly stock performance more often is driven by the market's perception (expectations) of its results. Many companies deliver strong quarterly profit growth but their stocks go nowhere. This can occur for many reasons. The market may believe, for example, that Company XYZ's results in the prior quarter were solid, but its future outlook looks less promising, so the stock falls. Correctly identifying the market's perceptions of a company is a daunting task for any investor. The Freedom Funds were created to strip away the human emotion that often comes with investing by exposing the retirement savings of shareholders to an age-appropriate allocation of assets that becomes increasingly conservative over time."

Annual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.8%	2.6%
Fidelity Disciplined Equity Fund	3.0	2.9
Fidelity Equity-Income Fund	3.0	2.8
Fidelity Fund	2.9	2.6
Fidelity Growth & Income Portfolio	3.0	2.9
Fidelity Growth Company Fund	1.6	1.3
Fidelity Mid-Cap Stock Fund	1.6	1.4
Fidelity OTC Portfolio	1.4	1.2
	19.3	17.7
International Equity Funds
Fidelity Diversified International Fund	0.0	0.0
Fidelity Europe Fund	0.0	0.1
Fidelity Japan Fund	0.0	0.0
Fidelity Overseas Fund	0.0	0.0
Fidelity Southeast Asia Fund	0.0	0.0
	0.0	0.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.5	16.0
Fidelity Intermediate Bond Fund	10.1	10.2
Fidelity Investment Grade Bond Fund	15.6	15.6
	41.2	41.8
Money Market Fund
Fidelity Retirement Money Market Portfolio	39.5	40.4
	100.0%	100.0%

Annual Report

Fidelity Freedom Income Fund
Investments - continued

Investments

Asset Allocation (% of fund's investments)

Six months ago

17.7% (DE)
0.1% (IE)
40.4% (MM)
41.8% (IG)

Current

19.3% (DE)
39.5% (MM)
41.2% (IG)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

▒ Fixed-income

IG = Investment Grade funds

□ Money Market fund (MM)

Expected

20.0% (DE)
40.0 (MM)%
40.0% (IG)

The six months ago allocation is based on the fund's holdings as of September 30, 2002. The current allocation is based on the fund's holdings as of March 31, 2003. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2003.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2003

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.3%
Fidelity Blue Chip Growth Fund	1,120,296	$ 35,132,473
Fidelity Disciplined Equity Fund	2,102,909	37,200,467
Fidelity Equity-Income Fund	987,357	36,542,071
Fidelity Fund	1,652,883	35,933,670
Fidelity Growth & Income Portfolio	1,269,148	37,465,236
Fidelity Growth Company Fund	571,830	20,191,328
Fidelity Mid-Cap Stock Fund	1,281,858	20,278,987
Fidelity OTC Portfolio	734,109	16,833,112
TOTAL EQUITY FUNDS (Cost $303,776,240)		239,577,344
Fixed-Income Funds - 41.2%

Investment Grade Fixed-Income Funds - 41.2%
Fidelity Government Income Fund	18,365,546	192,287,265
Fidelity Intermediate Bond Fund	11,655,994	126,001,292
Fidelity Investment Grade Bond Fund	25,299,729	193,289,930
TOTAL FIXED-INCOME FUNDS (Cost $485,929,589)		511,578,487
Money Market Fund - 39.5%

Fidelity Retirement Money Market Portfolio (Cost $491,639,556)	491,639,556	491,639,556
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,281,345,385)		$ 1,242,795,387
Other Information
Purchases and redemptions of the underlying fund shares aggregated $383,401,902 and $71,824,910, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $600,000 of which $249,000 and $351,000 will expire on March 31, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (cost $1,281,345,385) - See accompanying schedule		$ 1,242,795,387
Receivable for fund shares sold		7,081,874
Receivable from investment adviser for expense reductions		25,513
Total assets		1,249,902,774

Liabilities
Payable for investments purchased	$ 3,548,879
Payable for fund shares redeemed	3,438,896
Accrued management fee	99,188
Total liabilities		7,086,963

Net Assets		$ 1,242,815,811
Net Assets consist of:
Paid in capital		$ 1,284,357,103
Undistributed net investment income		2,735,597
Accumulated undistributed net realized gain (loss) on investments		(5,726,891)
Net unrealized appreciation (depreciation) on investments		(38,549,998)
Net Assets, for 117,334,444 shares outstanding		$ 1,242,815,811
Net Asset Value, offering price and redemption price per share ($1,242,815,811 ÷ 117,334,444 shares)		$ 10.59

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Operations

		Year ended March 31, 2003

Investment Income
Income distributions from underlying funds		$ 24,605,944
Interest		7,731
Total income		24,613,675

Expenses
Management fee	$ 1,040,636
Non-interested trustees' compensation	3,606
Total expenses before reductions	1,044,242
Expense reductions	(238,483)	805,759
Net investment income (loss)		23,807,916
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(553,936)
Capital gain distributions from underlying funds	4,631,487	4,077,551
Change in net unrealized appreciation (depreciation) on investment securities		(28,910,173)
Net gain (loss)		(24,832,622)
Net increase (decrease) in net assets resulting from operations		$ (1,024,706)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,807,916	$ 25,512,415
Net realized gain (loss)	4,077,551	(1,982,302)
Change in net unrealized appreciation (depreciation)	(28,910,173)	2,682,920
Net increase (decrease) in net assets resulting from operations	(1,024,706)	26,213,033
Distributions to shareholders from net investment income	(26,214,990)	(26,168,632)
Distributions to shareholders from net realized gain	-	(4,140,036)
Total distributions	(26,214,990)	(30,308,668)
Share transactions Net proceeds from sales of shares	707,261,513	635,356,106
Reinvestment of distributions	25,742,209	29,730,481
Cost of shares redeemed	(423,924,099)	(318,184,030)
Net increase (decrease) in net assets resulting from share transactions	309,079,623	346,902,557
Total increase (decrease) in net assets	281,839,927	342,806,922

Net Assets
Beginning of period	960,975,884	618,168,962
End of period (including undistributed net investment income of $2,735,597 and undistributed net investment income of $1,629,595, respectively)	$ 1,242,815,811	$ 960,975,884
Other Information Shares
Sold	66,528,847	58,161,479
Issued in reinvestment of distributions	2,423,943	2,719,200
Redeemed	(39,888,498)	(29,144,238)
Net increase (decrease)	29,064,292	31,736,441

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.93	$ 11.58	$ 11.25	$ 10.95
Income from Investment Operations
Net investment income (loss) B	.24	.36	.57	.52	.49
Net realized and unrealized gain (loss)	(.27)	.05	(.37)	.45	.40
Total from investment operations	(.03)	.41	.20	.97	.89
Distributions from net investment income	(.27)	(.38)	(.59)	(.52)	(.47)
Distributions from net realized gain	-	(.07)	(.26)	(.12)	(.12)
Total distributions	(.27)	(.45)	(.85)	(.64)	(.59)
Net asset value, end of period	$ 10.59	$ 10.89	$ 10.93	$ 11.58	$ 11.25
Total Return A	(.23)%	3.78%	1.77%	8.96%	8.41%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	2.28%	3.27%	5.07%	4.59%	4.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242,816	$ 960,976	$ 618,169	$ 306,834	$ 197,638
Portfolio turnover rate	7%	9%	40%	37%	29%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of March 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.4%	3.1%
Fidelity Disciplined Equity Fund	3.6	3.4
Fidelity Equity-Income Fund	3.5	3.4
Fidelity Fund	3.4	3.2
Fidelity Growth & Income Portfolio	3.6	3.4
Fidelity Growth Company Fund	1.9	1.6
Fidelity Mid-Cap Stock Fund	1.9	1.8
Fidelity OTC Portfolio	1.6	1.5
	22.9	21.4
International Equity Funds
Fidelity Diversified International Fund	0.3	0.3
Fidelity Europe Fund	0.3	0.3
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.2	0.2
Fidelity Southeast Asia Fund	0.0	0.1
	0.9	1.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.1
Fidelity High Income Fund	0.4	0.2
	1.5	1.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	16.0	16.8
Fidelity Intermediate Bond Fund	10.5	10.7
Fidelity Investment Grade Bond Fund	16.1	16.3
	42.6	43.8
Money Market Fund
Fidelity Retirement Money Market Portfolio	32.1	32.4
Cash Equivalents
Investments in repurchase agreements	0.0	0.1
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago
0.1% (CE)
21.4% (DE)
32.4% (MM)
1.0% (IE)
1.3% (HY)
43.8% (IG)
Current
32.1% (MM)
22.9% (DE)
0.9% (IE)
1.5% (HY)
42.6% (IG)
Expected
36.7% (MM)
20.4% (DE)
0.4% (IE)
0.5% (HY)
42.0% (IG)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Money Market fund (MM)
Cash Equivalent (CE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2002. The current allocation is based on the fund's holdings as of March 31, 2003. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2003.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2003

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 23.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 22.9%
Fidelity Blue Chip Growth Fund	1,353,783	$ 42,454,637
Fidelity Disciplined Equity Fund	2,552,026	45,145,349
Fidelity Equity-Income Fund	1,201,640	44,472,711
Fidelity Fund	1,997,975	43,435,975
Fidelity Growth & Income Portfolio	1,539,765	45,453,857
Fidelity Growth Company Fund	687,779	24,285,480
Fidelity Mid-Cap Stock Fund	1,553,815	24,581,356
Fidelity OTC Portfolio	883,504	20,258,758
TOTAL DOMESTIC EQUITY FUNDS		290,088,123
International Equity Funds - 0.9%
Fidelity Diversified International Fund	200,610	3,243,872
Fidelity Europe Fund	237,800	3,871,390
Fidelity Japan Fund	137,090	1,074,789
Fidelity Overseas Fund	137,718	2,726,817
Fidelity Southeast Asia Fund	70,409	624,529
TOTAL INTERNATIONAL EQUITY FUNDS		11,541,397
TOTAL EQUITY FUNDS (Cost $394,708,695)		301,629,520
Fixed-Income Funds - 44.1%

High Yield Fixed-Income Funds - 1.5%
Fidelity Capital & Income Fund	2,027,985	13,891,700
Fidelity High Income Fund	600,026	4,776,211
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,667,911
Investment Grade Fixed-Income Funds - 42.6%
Fidelity Government Income Fund	19,323,100	202,312,856
Fidelity Intermediate Bond Fund	12,268,630	132,623,893
Fidelity Investment Grade Bond Fund	26,657,499	203,663,286
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		538,600,035
TOTAL FIXED-INCOME FUNDS (Cost $529,407,770)		557,267,946
Money Market Fund - 32.1%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio (Cost $406,268,295)	406,268,295	$ 406,268,295
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,330,384,760)		$ 1,265,165,761
Other Information
Purchases and redemptions of the underlying fund shares aggregated $292,419,377 and $86,334,611, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $15,111,000 of which $4,272,000 and $10,839,000 will expire on March 31, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (cost $1,330,384,760) - See accompanying schedule		$ 1,265,165,761
Receivable for investments sold		226,797
Receivable for fund shares sold		3,518,831
Receivable from investment adviser for expense reductions		20,565
Total assets		1,268,931,954

Liabilities
Payable for investments purchased	$ 396,158
Payable for fund shares redeemed	3,250,542
Accrued management fee	104,002
Total liabilities		3,750,702

Net Assets		$ 1,265,181,252
Net Assets consist of:
Paid in capital		$ 1,346,294,113
Undistributed net investment income		6,669,332
Accumulated undistributed net realized gain (loss) on investments		(22,563,194)
Net unrealized appreciation (depreciation) on investments		(65,218,999)
Net Assets, for 114,892,604 shares outstanding		$ 1,265,181,252
Net Asset Value, offering price and redemption price per share ($1,265,181,252 ÷ 114,892,604 shares)		$ 11.01

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Operations

		Year ended March 31, 2003

Investment Income
Income distributions from underlying funds		$ 28,245,661
Interest		7,670
Total income		28,253,331

Expenses
Management fee	$ 1,151,151
Non-interested trustees' compensation	4,022
Total expenses before reductions	1,155,173
Expense reductions	(267,539)	887,634
Net investment income (loss)		27,365,697
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,675,976)
Capital gain distributions from underlying funds	5,226,785	550,809
Change in net unrealized appreciation (depreciation) on investment securities		(47,509,567)
Net gain (loss)		(46,958,758)
Net increase (decrease) in net assets resulting from operations		$ (19,593,061)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,365,697	$ 32,036,966
Net realized gain (loss)	550,809	(14,623,443)
Change in net unrealized appreciation (depreciation)	(47,509,567)	12,551,479
Net increase (decrease) in net assets resulting from operations	(19,593,061)	29,965,002
Distributions to shareholders from net investment income	(31,262,029)	(24,786,452)
Share transactions Net proceeds from sales of shares	570,971,934	492,363,742
Reinvestment of distributions	31,164,497	24,697,173
Cost of shares redeemed	(397,643,480)	(311,346,903)
Net increase (decrease) in net assets resulting from share transactions	204,492,951	205,714,012
Total increase (decrease) in net assets	153,637,861	210,892,562

Net Assets
Beginning of period	1,111,543,391	900,650,829
End of period (including undistributed net investment income of $6,669,332 and undistributed net investment income of $7,462,670, respectively)	$ 1,265,181,252	$ 1,111,543,391
Other Information Shares
Sold	51,362,656	42,396,801
Issued in reinvestment of distributions	2,813,006	2,141,993
Redeemed	(35,789,862)	(26,851,372)
Net increase (decrease)	18,385,800	17,687,422

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.43	$ 13.47	$ 12.60	$ 11.98
Income from Investment Operations
Net investment income (loss) B	.26	.37	.55	.50	.45
Net realized and unrealized gain (loss)	(.47)	-	(.91)	1.18	.78
Total from investment operations	(.21)	.37	(.36)	1.68	1.23
Distributions from net investment income	(.30)	(.28)	(.75)	(.52)	(.40)
Distributions from net realized gain	-	-	(.93)	(.29)	(.21)
Total distributions	(.30)	(.28)	(1.68)	(.81)	(.61)
Net asset value, end of period	$ 11.01	$ 11.52	$ 11.43	$ 13.47	$ 12.60
Total Return A	(1.81)%	3.21%	(2.95)%	13.81%	10.51%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	2.37%	3.19%	4.41%	3.88%	3.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,265,181	$ 1,111,543	$ 900,651	$ 743,948	$ 563,718
Portfolio turnover rate	7%	13%	51%	37%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.8%	5.5%
Fidelity Disciplined Equity Fund	6.1	6.1
Fidelity Equity-Income Fund	6.0	5.9
Fidelity Fund	5.9	5.6
Fidelity Growth & Income Portfolio	6.2	6.1
Fidelity Growth Company Fund	3.3	2.8
Fidelity Mid-Cap Stock Fund	3.3	3.1
Fidelity OTC Portfolio	2.7	2.6
	39.3	37.7
International Equity Funds
Fidelity Diversified International Fund	1.3	1.2
Fidelity Europe Fund	1.5	1.4
Fidelity Japan Fund	0.4	0.5
Fidelity Overseas Fund	1.1	1.1
Fidelity Southeast Asia Fund	0.3	0.3
	4.6	4.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.3	5.1
Fidelity High Income Fund	1.0	0.3
	6.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.3	16.5
Fidelity Intermediate Bond Fund	10.1	10.5
Fidelity Investment Grade Bond Fund	15.4	16.0
	40.8	43.0
Money Market Fund
Fidelity Retirement Money Market Portfolio	9.0	9.4
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

9.4% (MM)
37.7% (DE)
43.0% (IG)
4.5% (IE)
5.4% (HY)

Current

9.0% (MM)
39.3% (DE)
40.8% (IG)
4.6% (IE)
6.3% (HY)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

▨ Fixed-income

HY = High Yield funds

IG = Investment Grade funds

□ Money Market fund (MM)

Expected

9.8% (MM)
40.2% (DE)
40.0% (IG)
5.0% (IE)
5.0% (HY)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2002. The current allocation is based on the fund's holdings as of March 31, 2003. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2003.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2003

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.3%
Fidelity Blue Chip Growth Fund	8,609,997	$ 270,009,516
Fidelity Disciplined Equity Fund	16,220,445	286,939,680
Fidelity Equity-Income Fund	7,601,553	281,333,494
Fidelity Fund	12,728,691	276,721,742
Fidelity Growth & Income Portfolio	9,782,244	288,771,832
Fidelity Growth Company Fund	4,373,844	154,440,440
Fidelity Mid-Cap Stock Fund	9,808,116	155,164,399
Fidelity OTC Portfolio	5,623,774	128,953,139
TOTAL DOMESTIC EQUITY FUNDS		1,842,334,242
International Equity Funds - 4.6%
Fidelity Diversified International Fund	3,704,284	59,898,275
Fidelity Europe Fund	4,368,400	71,117,555
Fidelity Japan Fund	2,653,687	20,804,902
Fidelity Overseas Fund	2,573,914	50,963,506
Fidelity Southeast Asia Fund	1,321,057	11,717,779
TOTAL INTERNATIONAL EQUITY FUNDS		214,502,017
TOTAL EQUITY FUNDS (Cost $2,758,443,733)		2,056,836,259
Fixed-Income Funds - 47.1%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	36,466,842	249,797,865
Fidelity High Income Fund	5,720,519	45,535,333
TOTAL HIGH YIELD FIXED-INCOME FUNDS		295,333,198
Investment Grade Fixed-Income Funds - 40.8%
Fidelity Government Income Fund	68,610,029	718,347,005
Fidelity Intermediate Bond Fund	43,495,497	470,186,326
Fidelity Investment Grade Bond Fund	94,464,536	721,709,060
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,910,242,391
TOTAL FIXED-INCOME FUNDS (Cost $2,127,868,754)		2,205,575,589
Money Market Fund - 9.0%
	Shares	Value (Note 1)
Fidelity Money Market Trust Retirement Money Market Portfolio (Cost $420,044,225)	420,044,225	$ 420,044,225
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,306,356,712)		$ 4,682,456,073
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,382,113,769 and $328,504,809, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $14,142,000 of which $8,177,000 and $5,965,000 will expire on March 31, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (cost $5,306,356,712) - See accompanying schedule		$ 4,682,456,073
Receivable for fund shares sold		19,575,539
Receivable from investment adviser for expense reductions		75,594
Total assets		4,702,107,206

Liabilities
Payable for investments purchased	$ 13,509,913
Payable for fund shares redeemed	5,701,309
Accrued management fee	383,281
Total liabilities		19,594,503

Net Assets		$ 4,682,512,703
Net Assets consist of:
Paid in capital		$ 5,346,522,692
Undistributed net investment income		27,197,526
Accumulated undistributed net realized gain (loss) on investments		(67,306,876)
Net unrealized appreciation (depreciation) on investments		(623,900,639)
Net Assets, for 410,833,514 shares outstanding		$ 4,682,512,703
Net Asset Value, offering price and redemption price per share ($4,682,512,703 ÷ 410,833,514 shares)		$ 11.40

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Operations

		Year ended March 31, 2003

Investment Income
Income distributions from underlying funds		$ 106,198,853
Interest		20,381
Total income		106,219,234

Expenses
Management fee	$ 4,208,092
Non-interested trustees' compensation	15,293
Total expenses before reductions	4,223,385
Expense reductions	(956,852)	3,266,533
Net investment income (loss)		102,952,701
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,686,059)
Capital gain distributions from underlying funds	18,063,001	12,376,942
Change in net unrealized appreciation (depreciation) on investment securities		(428,586,155)
Net gain (loss)		(416,209,213)
Net increase (decrease) in net assets resulting from operations		$ (313,256,512)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,952,701	$ 95,247,976
Net realized gain (loss)	12,376,942	(47,700,121)
Change in net unrealized appreciation (depreciation)	(428,586,155)	22,050,424
Net increase (decrease) in net assets resulting from operations	(313,256,512)	69,598,279
Distributions to shareholders from net investment income	(112,169,818)	(95,340,282)
Distributions to shareholders from net realized gain	-	(61,227,901)
Total distributions	(112,169,818)	(156,568,183)
Share transactions Net proceeds from sales of shares	1,979,230,766	1,850,744,866
Reinvestment of distributions	111,936,699	156,271,503
Cost of shares redeemed	(1,046,927,312)	(669,470,112)
Net increase (decrease) in net assets resulting from share transactions	1,044,240,153	1,337,546,257
Total increase (decrease) in net assets	618,813,823	1,250,576,353

Net Assets
Beginning of period	4,063,698,880	2,813,122,527
End of period (including undistributed net investment income of $27,197,526 and undistributed net investment income of $23,746,837, respectively)	$ 4,682,512,703	$ 4,063,698,880
Other Information Shares
Sold	169,212,178	145,370,889
Issued in reinvestment of distributions	9,649,447	12,065,233
Redeemed	(90,195,379)	(52,749,505)
Net increase (decrease)	88,666,246	104,686,617

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 12.94	$ 15.55	$ 13.76	$ 12.81
Income from Investment Operations
Net investment income (loss) B	.28	.36	.49	.43	.36
Net realized and unrealized gain (loss)	(1.18)	(.05)	(1.97)	2.27	1.22
Total from investment operations	(.90)	.31	(1.48)	2.70	1.58
Distributions from net investment income	(.31)	(.37)	(.46)	(.49)	(.35)
Distributions from net realized gain	-	(.27)	(.67)	(.42)	(.28)
Total distributions	(.31)	(.64)	(1.13)	(.91)	(.63)
Net asset value, end of period	$ 11.40	$ 12.61	$ 12.94	$ 15.55	$ 13.76
Total Return A	(7.17)%	2.31%	(10.00)%	20.32%	12.65%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	2.44%	2.84%	3.43%	2.98%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,682,513	$ 4,063,699	$ 2,813,123	$ 2,013,087	$ 1,088,909
Portfolio turnover rate	8%	10%	42%	33%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.7%	8.4%
Fidelity Disciplined Equity Fund	9.1	9.3
Fidelity Equity-Income Fund	8.9	9.0
Fidelity Fund	8.9	8.6
Fidelity Growth & Income Portfolio	9.2	9.3
Fidelity Growth Company Fund	5.0	4.4
Fidelity Mid-Cap Stock Fund	5.0	4.8
Fidelity OTC Portfolio	4.1	4.1
	58.9	57.9
International Equity Funds
Fidelity Diversified International Fund	2.5	2.5
Fidelity Europe Fund	2.9	2.8
Fidelity Japan Fund	0.9	1.0
Fidelity Overseas Fund	2.1	2.2
Fidelity Southeast Asia Fund	0.5	0.5
	8.9	9.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.0	7.2
Fidelity High Income Fund	2.0	0.7
	9.0	7.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.7	9.7
Fidelity Intermediate Bond Fund	5.7	6.1
Fidelity Investment Grade Bond Fund	8.8	9.4
	23.2	25.2
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

25.2% (IG)
57.9% (DE)
7.9% (HY)
9.0% (IE)

Current

23.2% (IG)
58.9% (DE)
9.0% (HY)
8.9% (IE)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

□ Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Expected

22.4% (IG)
60.1% (DE)
7.5% (HY)
10.0% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2002. The current allocation is based on the fund's holdings as of March 31, 2003. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2003.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2003

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 58.9%
Fidelity Blue Chip Growth Fund	11,291,107	$ 354,089,105
Fidelity Disciplined Equity Fund	21,108,048	373,401,361
Fidelity Equity-Income Fund	9,865,619	365,126,568
Fidelity Fund	16,650,234	361,976,079
Fidelity Growth & Income Portfolio	12,717,906	375,432,593
Fidelity Growth Company Fund	5,783,032	204,198,877
Fidelity Mid-Cap Stock Fund	12,913,662	204,294,137
Fidelity OTC Portfolio	7,339,271	168,289,474
TOTAL DOMESTIC EQUITY FUNDS		2,406,808,194
International Equity Funds - 8.9%
Fidelity Diversified International Fund	6,240,502	100,908,917
Fidelity Europe Fund	7,447,153	121,239,650
Fidelity Japan Fund	4,572,062	35,844,963
Fidelity Overseas Fund	4,386,644	86,855,550
Fidelity Southeast Asia Fund	2,209,682	19,599,877
TOTAL INTERNATIONAL EQUITY FUNDS		364,448,957
TOTAL EQUITY FUNDS (Cost $3,662,566,577)		2,771,257,151
Fixed-Income Funds - 32.2%

High Yield Fixed-Income Funds - 9.0%
Fidelity Capital & Income Fund	41,762,944	286,076,166
Fidelity High Income Fund	10,465,976	83,309,169
TOTAL HIGH YIELD FIXED-INCOME FUNDS		369,385,335
Investment Grade Fixed-Income Funds - 23.2%
Fidelity Government Income Fund	33,993,631	355,913,320
Fidelity Intermediate Bond Fund	21,574,026	233,215,226
Fidelity Investment Grade Bond Fund	46,830,095	357,781,924
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		946,910,470
TOTAL FIXED-INCOME FUNDS (Cost $1,297,888,319)		1,316,295,805
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,960,454,896)		$ 4,087,552,956
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,652,744,805 and $212,249,857, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $21,418,000 of which $8,864,000 and $12,554,000 will expire on March 31, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (cost $4,960,454,896) - See accompanying schedule		$ 4,087,552,956
Receivable for fund shares sold		19,210,104
Receivable from investment adviser for expense reductions		65,477
Total assets		4,106,828,537

Liabilities
Payable for investments purchased	$ 13,882,669
Payable for fund shares redeemed	5,010,855
Accrued management fee	333,035
Total liabilities		19,226,559

Net Assets		$ 4,087,601,978
Net Assets consist of:
Paid in capital		$ 5,000,350,224
Undistributed net investment income		14,735,168
Accumulated undistributed net realized gain (loss) on investments		(54,581,474)
Net unrealized appreciation (depreciation) on investments		(872,901,940)
Net Assets, for 389,258,237 shares outstanding		$ 4,087,601,978
Net Asset Value, offering price and redemption price per share ($4,087,601,978 ÷ 389,258,237 shares)		$ 10.50

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Operations

		Year ended March 31, 2003

Investment Income
Income distributions from underlying funds		$ 71,821,009
Interest		15,553
Total income		71,836,562

Expenses
Management fee	$ 3,528,090
Non-interested trustees' compensation	12,227
Total expenses before reductions	3,540,317
Expense reductions	(806,760)	2,733,557
Net investment income (loss)		69,103,005
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,708,965)
Capital gain distributions from underlying funds	8,742,763	(6,966,202)
Change in net unrealized appreciation (depreciation) on investment securities		(622,128,692)
Net gain (loss)		(629,094,894)
Net increase (decrease) in net assets resulting from operations		$ (559,991,889)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,103,005	$ 53,599,766
Net realized gain (loss)	(6,966,202)	(28,805,360)
Change in net unrealized appreciation (depreciation)	(622,128,692)	(591,850)
Net increase (decrease) in net assets resulting from operations	(559,991,889)	24,202,556
Distributions to shareholders from net investment income	(72,675,960)	(53,664,643)
Distributions to shareholders from net realized gain	-	(74,566,689)
Total distributions	(72,675,960)	(128,231,332)
Share transactions Net proceeds from sales of shares	2,141,628,123	1,527,922,831
Reinvestment of distributions	72,560,999	127,978,712
Cost of shares redeemed	(779,213,077)	(455,939,933)
Net increase (decrease) in net assets resulting from share transactions	1,434,976,045	1,199,961,610
Total increase (decrease) in net assets	802,308,196	1,095,932,834

Net Assets
Beginning of period	3,285,293,782	2,189,360,948
End of period (including undistributed net investment income of $14,735,168 and undistributed net investment income of $11,717,977, respectively)	$ 4,087,601,978	$ 3,285,293,782
Other Information Shares
Sold	193,201,583	120,161,519
Issued in reinvestment of distributions	6,670,255	9,659,972
Redeemed	(71,432,595)	(35,988,382)
Net increase (decrease)	128,439,243	93,833,109

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 13.11	$ 17.28	$ 14.55	$ 13.28
Income from Investment Operations
Net investment income (loss) B	.21	.26	.35	.32	.27
Net realized and unrealized gain (loss)	(2.09)	(.08)	(3.17)	3.43	1.55
Total from investment operations	(1.88)	.18	(2.82)	3.75	1.82
Distributions from net investment income	(.22)	(.26)	(.39)	(.35)	(.28)
Distributions in excess of net investment income	-	-	-	(.10)	-
Distributions from net realized gain	-	(.43)	(.96)	(.57)	(.27)
Total distributions	(.22)	(.69)	(1.35)	(1.02)	(.55)
Net asset value, end of period	$ 10.50	$ 12.60	$ 13.11	$ 17.28	$ 14.55
Total Return A	(14.96)%	1.12%	(17.23)%	26.74%	14.00%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	1.96%	2.03%	2.29%	2.07%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,087,602	$ 3,285,294	$ 2,189,361	$ 1,964,178	$ 994,648
Portfolio turnover rate	6%	10%	50%	28%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.1%	10.0%
Fidelity Disciplined Equity Fund	10.7	11.0
Fidelity Equity-Income Fund	10.5	10.7
Fidelity Fund	10.4	10.2
Fidelity Growth & Income Portfolio	10.7	11.0
Fidelity Growth Company Fund	5.8	5.3
Fidelity Mid-Cap Stock Fund	5.9	5.6
Fidelity OTC Portfolio	4.8	4.8
	68.9	68.6
International Equity Funds
Fidelity Diversified International Fund	3.2	3.2
Fidelity Europe Fund	3.8	3.7
Fidelity Japan Fund	1.1	1.2
Fidelity Overseas Fund	2.7	2.9
Fidelity Southeast Asia Fund	0.6	0.7
	11.4	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.1	7.6
Fidelity High Income Fund	2.2	0.6
	9.3	8.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.9	4.4
Fidelity Intermediate Bond Fund	2.6	2.8
Fidelity Investment Grade Bond Fund	3.9	4.3
	10.4	11.5
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago
11.5% (IG)
8.2% (HY)
68.6% (DE)
11.7% (IE)
Current
10.4% (IG)
9.3% (HY)
68.9% (DE)
11.4% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Expected
10.0% (IG)
7.5% (HY)
70.0% (DE)
12.5% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2002. The current allocation is based on the fund's holdings as of March 31, 2003. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2003.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2003

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.9%
Fidelity Blue Chip Growth Fund	7,551,465	$ 236,813,940
Fidelity Disciplined Equity Fund	14,114,703	249,689,099
Fidelity Equity-Income Fund	6,601,505	244,321,716
Fidelity Fund	11,129,317	241,951,349
Fidelity Growth & Income Portfolio	8,504,355	251,048,567
Fidelity Growth Company Fund	3,869,646	136,637,189
Fidelity Mid-Cap Stock Fund	8,639,829	136,682,099
Fidelity OTC Portfolio	4,902,533	112,415,079
TOTAL DOMESTIC EQUITY FUNDS		1,609,559,038
International Equity Funds - 11.4%
Fidelity Diversified International Fund	4,554,300	73,643,032
Fidelity Europe Fund	5,458,980	88,872,188
Fidelity Japan Fund	3,324,424	26,063,481
Fidelity Overseas Fund	3,208,113	63,520,636
Fidelity Southeast Asia Fund	1,613,339	14,310,321
TOTAL INTERNATIONAL EQUITY FUNDS		266,409,658
TOTAL EQUITY FUNDS (Cost $2,577,274,905)		1,875,968,696
Fixed-Income Funds - 19.7%

High Yield Fixed-Income Funds - 9.3%
Fidelity Capital & Income Fund	24,271,756	166,261,531
Fidelity High Income Fund	6,318,878	50,298,270
TOTAL HIGH YIELD FIXED-INCOME FUNDS		216,559,801
Investment Grade Fixed-Income Funds - 10.4%
Fidelity Government Income Fund	8,707,482	91,167,339
Fidelity Intermediate Bond Fund	5,534,737	59,830,508
Fidelity Investment Grade Bond Fund	11,996,792	91,655,491
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		242,653,338
TOTAL FIXED-INCOME FUNDS (Cost $470,879,667)		459,213,139
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,048,154,572)		$ 2,335,181,835
Other Information
Purchases and redemptions of the underlying fund shares aggregated $878,823,807 and $82,622,202, respectively.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $29,429,000 of which $8,891,000 and $20,538,000 will expire on March 31, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (cost $3,048,154,572) - See accompanying schedule		$ 2,335,181,835
Receivable for fund shares sold		11,307,567
Receivable from investment adviser for expense reductions		37,186
Total assets		2,346,526,588

Liabilities
Payable for investments purchased	$ 7,591,581
Payable for fund shares redeemed	3,536,287
Accrued management fee	188,793
Total liabilities		11,316,661

Net Assets		$ 2,335,209,927
Net Assets consist of:
Paid in capital		$ 3,084,106,025
Undistributed net investment income		7,463,941
Accumulated undistributed net realized gain (loss) on investments		(43,387,302)
Net unrealized appreciation (depreciation) on investments		(712,972,737)
Net Assets, for 232,667,066 shares outstanding		$ 2,335,209,927
Net Asset Value, offering price and redemption price per share ($2,335,209,927 ÷ 232,667,066 shares)		$ 10.04

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

		Year ended March 31, 2003

Investment Income
Income distributions from underlying funds		$ 32,327,265
Interest		10,431
Total income		32,337,696

Expenses
Management fee	$ 2,015,132
Non-interested trustees' compensation	7,013
Total expenses before reductions	2,022,145
Expense reductions	(475,900)	1,546,245
Net investment income (loss)		30,791,451
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,125,342)
Capital gain distributions from underlying funds	2,175,844	(17,949,498)
Change in net unrealized appreciation (depreciation) on investment securities		(435,761,003)
Net gain (loss)		(453,710,501)
Net increase (decrease) in net assets resulting from operations		$ (422,919,050)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,791,451	$ 24,359,498
Net realized gain (loss)	(17,949,498)	(11,872,026)
Change in net unrealized appreciation (depreciation)	(435,761,003)	(8,501,072)
Net increase (decrease) in net assets resulting from operations	(422,919,050)	3,986,400
Distributions to shareholders from net investment income	(29,196,488)	(25,573,760)
Distributions to shareholders from net realized gain	-	(57,789,589)
Total distributions	(29,196,488)	(83,363,349)
Share transactions Net proceeds from sales of shares	1,215,615,046	928,556,650
Reinvestment of distributions	29,167,188	83,218,533
Cost of shares redeemed	(452,758,840)	(313,870,509)
Net increase (decrease) in net assets resulting from share transactions	792,023,394	697,904,674
Total increase (decrease) in net assets	339,907,856	618,527,725

Net Assets
Beginning of period	1,995,302,071	1,376,774,346
End of period (including undistributed net investment income of $7,463,941 and undistributed net investment income of $4,226,046, respectively)	$ 2,335,209,927	$ 1,995,302,071
Other Information Shares
Sold	114,050,607	73,121,483
Issued in reinvestment of distributions	2,780,758	6,189,396
Redeemed	(42,741,782)	(24,799,316)
Net increase (decrease)	74,089,583	54,511,563

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 13.23	$ 17.84	$ 14.55	$ 13.42
Income from Investment Operations
Net investment income (loss) B	.16	.19	.28	.27	.25
Net realized and unrealized gain (loss)	(2.55)	(.11)	(3.84)	3.91	1.60
Total from investment operations	(2.39)	.08	(3.56)	4.18	1.85
Distributions from net investment income	(.15)	(.20)	(.34)	(.28)	(.24)
Distributions in excess of net investment income	-	-	-	(.13)	-
Distributions from net realized gain	-	(.53)	(.71)	(.48)	(.48)
Total distributions	(.15)	(.73)	(1.05)	(.89)	(.72)
Net asset value, end of period	$ 10.04	$ 12.58	$ 13.23	$ 17.84	$ 14.55
Total Return A	(19.05)%	.28%	(20.78)%	29.64%	14.29%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.07%	.06%	.07%	.07%
Net investment income (loss)	1.52%	1.50%	1.75%	1.71%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,335,210	$ 1,995,302	$ 1,376,774	$ 1,216,369	$ 365,657
Portfolio turnover rate	4%	5%	37%	26%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	11.1%	11.0%
Fidelity Disciplined Equity Fund	11.4	11.9
Fidelity Equity-Income Fund	11.1	11.6
Fidelity Fund	11.2	11.2
Fidelity Growth & Income Portfolio	11.4	11.9
Fidelity Growth Company Fund	6.5	5.9
Fidelity Mid-Cap Stock Fund	6.5	6.2
Fidelity OTC Portfolio	5.3	5.4
	74.5	75.1
International Equity Funds
Fidelity Diversified International Fund	3.7	3.8
Fidelity Europe Fund	4.6	4.3
Fidelity Japan Fund	1.4	1.5
Fidelity Overseas Fund	3.3	3.5
Fidelity Southeast Asia Fund	0.7	0.8
	13.7	13.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.9	8.7
Fidelity High Income Fund	5.9	2.3
	11.8	11.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

11.0% (HY)
75.1% (DE)
13.9% (IE)

Current

11.8% (HY)
13.7% (IE)
74.5% (DE)

Expected

10.0% (HY)
15.0% (IE)
75.0% (DE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2002. The current allocation is based on the fund's holdings as of March 31, 2003. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2003.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2003

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.5%
Fidelity Blue Chip Growth Fund	1,702,578	$ 53,392,845
Fidelity Disciplined Equity Fund	3,116,279	55,126,973
Fidelity Equity-Income Fund	1,449,144	53,632,819
Fidelity Fund	2,495,104	54,243,570
Fidelity Growth & Income Portfolio	1,869,987	55,202,001
Fidelity Growth Company Fund	893,027	31,532,795
Fidelity Mid-Cap Stock Fund	1,971,633	31,191,237
Fidelity OTC Portfolio	1,104,525	25,326,755
TOTAL DOMESTIC EQUITY FUNDS		359,648,995
International Equity Funds - 13.7%
Fidelity Diversified International Fund	1,103,062	17,836,516
Fidelity Europe Fund	1,368,414	22,277,772
Fidelity Japan Fund	862,447	6,761,586
Fidelity Overseas Fund	808,879	16,015,798
Fidelity Southeast Asia Fund	383,345	3,400,269
TOTAL INTERNATIONAL EQUITY FUNDS		66,291,941
TOTAL EQUITY FUNDS (Cost $511,462,778)		425,940,936
Fixed-Income Funds - 11.8%

High Yield Fixed-Income Funds - 11.8%
Fidelity Capital & Income Fund	4,117,919	28,207,743
Fidelity High Income Fund	3,587,352	28,555,321
TOTAL FIXED-INCOME FUNDS (Cost $56,271,048)		56,763,064
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $567,733,826)		$ 482,704,000
Other Information
Purchases and redemptions of the underlying fund shares aggregated $313,337,389 and $11,530,088, respectively.
Income Tax Information
The fund hereby designates approximately $268,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At March 31, 2003, the fund had a capital loss carryforward of approximately $1,249,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (cost $567,733,826) - See accompanying schedule		$ 482,704,000
Receivable for fund shares sold		2,642,430
Receivable from investment adviser for expense reductions		7,130
Total assets		485,353,560

Liabilities
Payable for investments purchased	$ 1,639,698
Payable for fund shares redeemed	967,990
Accrued management fee	37,619
Total liabilities		2,645,307

Net Assets		$ 482,708,253
Net Assets consist of:
Paid in capital		$ 570,118,393
Undistributed net investment income		905,955
Accumulated undistributed net realized gain (loss) on investments		(3,286,269)
Net unrealized appreciation (depreciation) on investments		(85,029,826)
Net Assets, for 84,378,934 shares outstanding		$ 482,708,253
Net Asset Value, offering price and redemption price per share ($482,708,253 ÷ 84,378,934 shares)		$ 5.72

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Operations

		Year ended March 31, 2003

Investment Income
Income distributions from underlying funds		$ 4,625,716
Interest		633
Total income		4,626,349

Expenses
Management fee	$ 317,519
Non-interested trustees' compensation	1,062
Total expenses before reductions	318,581
Expense reductions	(75,289)	243,292
Net investment income (loss)		4,383,057
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,232,836)
Change in net unrealized appreciation (depreciation) on investment securities		(72,981,951)
Net gain (loss)		(75,214,787)
Net increase (decrease) in net assets resulting from operations		$ (70,831,730)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,383,057	$ 1,730,901
Net realized gain (loss)	(2,232,836)	62,851
Change in net unrealized appreciation (depreciation)	(72,981,951)	(1,409,388)
Net increase (decrease) in net assets resulting from operations	(70,831,730)	384,364
Distributions to shareholders from net investment income	(3,821,127)	(1,407,894)
Distributions to shareholders from net realized gain	(374,581)	(1,493,989)
Total distributions	(4,195,708)	(2,901,883)
Share transactions Net proceeds from sales of shares	442,697,287	242,108,000
Reinvestment of distributions	4,187,253	2,878,928
Cost of shares redeemed	(145,261,494)	(58,978,062)
Net increase (decrease) in net assets resulting from share transactions	301,623,046	186,008,866
Total increase (decrease) in net assets	226,595,608	183,491,347

Net Assets
Beginning of period	256,112,645	72,621,298
End of period (including undistributed net investment income of $905,955 and undistributed net investment income of $468,184, respectively)	$ 482,708,253	$ 256,112,645
Other Information Shares
Sold	73,155,671	32,622,410
Issued in reinvestment of distributions	694,723	370,163
Redeemed	(24,046,080)	(7,945,600)
Net increase (decrease)	49,804,314	25,046,973

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended March 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.09	.07
Net realized and unrealized gain (loss)	(1.69)	(.11)	(2.39)
Total from investment operations	(1.61)	(.02)	(2.32)
Distributions from net investment income	(.07)	(.07)	(.06)
Distributions from net realized gain	(.01)	(.12)	-
Total distributions	(.08)	(.19)	(.06)
Net asset value, end of period	$ 5.72	$ 7.41	$ 7.62
Total Return B, C	(21.79)%	(.40)%	(23.28)%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08%	.08%	.08% A
Expenses net of all reductions	.08%	.08%	.08% A
Net investment income (loss)	1.38%	1.24%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 482,708	$ 256,113	$ 72,621
Portfolio turnover rate	4%	5%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period September 6, 2000 (commencement of operations) to March 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2003

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Distributions from net investment income to shareholders of the Freedom Income Fund are declared daily and paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are recorded on the ex-dividend date for the other Freedom Funds.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 1,286,472,731	$ 25,478,318	$ (69,155,662)	$ (43,677,344)
Freedom 2000	1,337,218,114	30,530,284	(102,582,637)	(72,052,353)
Freedom 2010	5,352,517,739	122,533,845	(792,595,511)	(670,061,666)
Freedom 2020	4,992,285,234	65,403,934	(970,136,212)	(904,732,278)
Freedom 2030	3,062,027,445	21,722,664	(748,568,274)	(726,845,610)
Freedom 2040	569,698,948	2,647,736	(89,642,684)	(86,994,948)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Freedom Income	$ 2,735,597	$ -	$ (599,537)
Freedom 2000	6,359,930	-	(15,111,040)
Freedom 2010	23,695,789	-	(14,142,390)
Freedom 2020	14,068,580	-	(21,417,960)
Freedom 2030	7,421,106	-	(29,428,760)
Freedom 2040	905,955	-	(1,249,141)

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2003	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 26,214,990	$ -	$ 26,214,990
Freedom 2000	31,262,029	-	31,262,029
Freedom 2010	112,169,818	-	112,169,818
Freedom 2020	72,675,960	-	72,675,960
Freedom 2030	29,196,488	-	29,196,488
Freedom 2040	3,928,506	267,202	4,195,708
March 31, 2002	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 26,501,484	$ 3,807,184	$ 30,308,668
Freedom 2000	24,786,452	-	24,786,452
Freedom 2010	95,842,625	60,725,558	156,568,183
Freedom 2020	53,988,353	74,242,979	128,231,332
Freedom 2030	25,574,746	57,788,603	83,363,349
Freedom 2040	1,524,115	1,377,768	2,901,883

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers SM, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Freedom Income	.08%	$ 209,435
Freedom 2000	.08%	231,955
Freedom 2010	.08%	848,635
Freedom 2020	.08%	712,729
Freedom 2030	.08%	406,721
Freedom 2040	.08%	64,917

Annual Report

5. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Freedom Income	$ 29,048	|
Freedom 2000	35,584
Freedom 2010	108,217
Freedom 2020	94,031
Freedom 2030	69,179
Freedom 2040	10,372

6. Other Information.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent 10% or more of the Underlying Fund's net assets. At the end of the period, Freedom 2010 Fund held approximately 10%, 20% and 14% of the outstanding shares of Fidelity® Disciplined Equity Fund, Fidelity Government Income Fund and Fidelity Investment Grade Bond Fund, respectively, Freedom 2020 Fund held approximately 13%, 15% and 13% of the outstanding shares of Fidelity Disciplined Equity Fund, Fidelity Europe Fund and Fidelity Japan Fund, respectively, and Freedom 2030 Fund held approximately 11% of Fidelity Europe Fund. The funds, in the aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	37%
Fidelity Europe Fund	38%
Fidelity Japan Fund	33%
Fidelity Southeast Asia Fund	22%
Fidelity Capital & Income Fund	22%
Fidelity Government Income Fund	43%
Fidelity Investment Grade Bond Fund	30%

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund and Fidelity Freedom 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund and Fidelity Freedom 2040 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Freedom Income (2001), Freedom 2000 (2001), Freedom 2010 (2001), Freedom 2020 (2001), Freedom 2030 (2001), and Freedom 2040 (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Ren Y. Cheng (46)

Year of Election or Appointment: 1998 or 2000

Vice President of Freedom Income (1998), Freedom 2000 (1998), Freedom 2010 (1998), Freedom 2020 (1998), Freedom 2030 (1998), and Freedom 2040 (2000). Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998 or 2000

Secretary of Freedom Income (1998), Freedom 2000 (1998), Freedom 2010 (1998), Freedom 2020 (1998), Freedom 2030 (1998), and Freedom 2040 (2000). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1998 or 2000

Assistant Treasurer of Freedom Income (1998), Freedom 2000 (1998), Freedom 2010 (1998), Freedom 2020 (1998), Freedom 2030 (1998), and Freedom 2040 (2000). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Freedom Income	14.79%
Freedom 2000	11.51%
Freedom 2010	11.13%
Freedom 2020	8.32%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Freedom Income	5% 4/5/02, 5/3/02, 6/7/02, 7/5/02, 8/2/02, 9/6/02, 10/4/02, 11/1/02, 12/6/02, and 12/27/02
Freedom 2000	5% 5/3/02 6%12/27/02
Freedom 2010	8% 5/3/02 10%12/27/02
Freedom 2020	16% 5/3/02 19% 12/27/02
Freedom 2030	32% 5/3/02 31% 12/27/02
Freedom 2040	53% 5/3/02 35% 12/27/02

The funds will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FF-ANN-0503 344583
1.702316.105